SCHEDULE OF INVENTORY (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Smart cart parts	$ 3,896	$ 342
Raw materials for Isramat	482	454
Inventory	$ 4,378	$ 796